GMO Global Asset Allocation Fund Investment Strategy - GMO Global Asset Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust whether now existing or created in the future, including the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds, and in GMO-managed exchange-traded funds (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”).GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value over a complete market cycle. GMO changes the Fund’s asset class exposures in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund’s net assets in the Equity Funds. The factors GMO considers and investment methods GMO uses can change over time.The Fund is permitted to invest in any asset class (e.g., U.S., non-U.S., and emerging market equity; U.S., non-U.S., and emerging market fixed income (including asset-backed securities and municipal bonds); and commodities), strategy (e.g., long/short and event-driven strategies), sector, country, or region and at times may have substantial exposure to a single asset class, sector, country, region, issuer, or currency and companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization and, in the case of debt instruments, of any credit quality (including below investment grade securities, commonly referred to as “high yield” or “junk bonds”), maturity and duration.In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.